Hod Maden and Other Investments in Associates - Summarized Financial Information in Associate Carrying Amount Rollforward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Beginning of Year	$ 112,906
Capital investment	559	$ 3,312
Currency translation adjustments	34,541	23,052
End of Year	84,589	112,906
Hod Maden Associate [member]
Disclosure of associates [line items]
Beginning of Year	96,666	116,585
Company's share of net loss of associate	(253)	(360)
Capital investment	672	3,579
Currency translation adjustments	(33,772)	(23,138)
End of Year	63,313	96,666
Entree Resources Limited [member]
Disclosure of associates [line items]
Beginning of Year	16,240	0
Acquisition of investment in associate	0	16,339
Company's share of net loss of associate	(690)	(99)
Capital investment	6,220
Currency translation adjustments	(494)
End of Year	$ 21,276	$ 16,240